Fund Holdings
March 31, 2026
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Portfolio of Investments
Daily Income Fund | March 31, 2026 | (Unaudited)

U.S. Government & Agency Obligations | 54.7%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Banks Funding Corp. (a)	3.72%	05/21/26	$500,000	$500,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	08/26/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	09/09/26	250,000	250,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	10/15/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	12/02/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.70	12/07/26	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	12/09/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	12/30/26	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	01/27/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	02/03/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.75	02/10/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	03/11/27	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.70	03/24/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.74	05/13/27	1,500,000	1,500,000
Federal Farm Credit Banks Funding Corp. (a)	3.74	05/14/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	09/02/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	09/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.72	09/28/27	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.77	10/01/27	750,000	750,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	10/08/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.76	10/22/27	500,000	500,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	11/23/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.73	12/01/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp. (a)	3.71	01/12/28	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.69	09/17/26	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.73	05/27/27	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp., Series 1 (a)	3.76	09/10/27	500,000	500,000
Federal Home Loan Banks (a)	3.65	06/18/26	1,500,000	1,500,000
Federal Home Loan Banks (a)	3.77	09/24/26	1,000,000	1,000,000
Federal Home Loan Banks (a)	3.74	07/16/27	1,000,000	1,000,000
Federal Home Loan Banks (a)	3.75	07/29/27	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. (a)	3.77	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	3.77	10/29/26	500,000	500,000
Federal Home Loan Mortgage Corp. (a)	3.76	04/23/27	1,000,000	1,000,000
Federal Home Loan Mortgage Corp. (a)	3.77	10/14/27	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.73	06/18/26	500,000	500,000
Federal National Mortgage Association (a)	3.77	08/21/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.77	09/11/26	500,000	500,000
Federal National Mortgage Association (a)	3.77	10/23/26	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.77	12/11/26	500,000	500,000
Federal National Mortgage Association (a)	3.89	11/05/27	1,000,000	1,002,168
Federal National Mortgage Association (a)	3.71	12/22/27	1,000,000	1,000,000
Federal National Mortgage Association (a)	3.71	01/07/28	1,500,000	1,500,000
Federal National Mortgage Association (a)	3.72	02/02/28	1,000,000	1,000,000
U.S. Treasury Bills	3.07	04/07/26	3,000,000	2,998,178
U.S. Treasury Bills	3.70	04/09/26	2,000,000	1,998,384
U.S. Treasury Bills	3.80	04/14/26	5,800,000	5,792,392
U.S. Treasury Bills	1.18	04/16/26	2,500,000	2,496,147
U.S. Treasury Bills	3.67	04/23/26	1,000,000	997,808
U.S. Treasury Bills	2.37	04/28/26	3,000,000	2,991,891
U.S. Treasury Bills	3.66	04/30/26	2,000,000	1,994,232
U.S. Treasury Bills	2.69	05/07/26	4,000,000	3,985,540
U.S. Treasury Bills	3.60	05/12/26	1,000,000	996,004

Portfolio of Investments | Daily Income Fund | March 31, 2026 | (Unaudited) | (Continued)
U.S. Government & Agency Obligations | 54.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bills	3.70%	05/14/26	$2,000,000	$1,991,523
U.S. Treasury Bills	3.65	05/19/26	1,000,000	995,253
U.S. Treasury Bills	3.69	06/04/26	1,000,000	993,642
U.S. Treasury Bills	3.68	06/09/26	3,000,000	2,979,386
U.S. Treasury Bills	2.06	06/11/26	4,000,000	3,971,056
U.S. Treasury Bills	3.69	06/16/26	2,000,000	1,984,821
U.S. Treasury Bills	3.69	06/18/26	4,000,000	3,968,713
U.S. Treasury Bills	3.69	06/23/26	2,000,000	1,983,423
U.S. Treasury Bills	3.68	06/30/26	2,000,000	1,982,062
U.S. Treasury Bills	3.70	07/02/26	2,000,000	1,981,699
U.S. Treasury Bills	4.14	07/09/26	3,000,000	2,967,509
U.S. Treasury Bills	3.70	07/21/26	4,000,000	3,955,477
U.S. Treasury Bills	3.73	07/28/26	2,000,000	1,976,171
U.S. Treasury Bills	3.30	08/06/26	3,250,000	3,207,672
U.S. Treasury Bills	3.61	02/18/27	2,500,000	2,422,902
U.S. Treasury Bills	3.73	03/18/27	4,500,000	4,342,445
U.S. Treasury Floating Rate Notes (a)	3.81	04/30/27	1,000,000	1,000,151
U.S. Treasury Notes	0.75	04/30/26	1,500,000	1,496,226
U.S. Treasury Notes	4.13	06/15/26	2,000,000	2,000,186
U.S. Treasury Notes	4.63	06/30/26	2,500,000	2,502,687
U.S. Treasury Notes	4.50	07/15/26	500,000	500,833
U.S. Treasury Notes	4.38	07/31/26	1,000,000	1,001,681
U.S. Treasury Notes	4.63	11/15/26	1,000,000	1,005,988
U.S. Treasury Notes	4.00	01/15/27	2,000,000	2,007,035
Total U.S. Government & Agency Obligations (Cost $119,971,285)				119,971,285

Money Market Fund | 0.6%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (b)	3.60	1,272,989	1,272,989
Total Money Market Fund (Cost $1,272,989)			1,272,989

Repurchase Agreements | 46.5%
			Face Amount
Banco Santander SA, dated 03/25/2026, repurchase value $20,014,392, (collateralized by U.S. treasury obligation at $20,414,683, 3.50%-3.88%, 03/31/2028-05/31/2030)	3.70	04/01/26	20,000,000	20,000,000
BNP Paribas Fortis SA, dated 03/31/2026, repurchase value $10,007,098, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips, agency mortgage-backed securities at $10,201,034, 1.52%-8.00%, 02/01/2029-04/01/2056)	3.65	04/07/26	10,000,000	10,000,000
Credit Agricole Corporate & Investment Bank SA, dated 03/31/2026, repurchase value $20,002,039, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips, agency mortgage-backed securities at $20,402,080, 1.71%- 7.00%, 07/25/2031-03/01/2056)	3.67	04/01/26	20,000,000	20,000,000
ING Financial Market LLC, dated 03/27/2026, repurchase value $15,009,174, (collateralized by U.S. treasury obligation at $15,300,004, 1.25%-4.50%, 10/15/2029-05/15/2050)	3.67	04/02/26	15,000,000	15,000,000

Portfolio of Investments | Daily Income Fund | March 31, 2026 | (Unaudited) | (Continued)
Repurchase Agreements | 46.5% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
RBC Dominion Securities, Inc., dated 08/28/2025, repurchase value $2,070,950, (collateralized by U.S. treasury obligation at $2,087,397, 0.00%-4.88%, 04/23/2026-11/15/2053)	3.87%	04/07/26	$2,000,000	$2,000,000
RBC Dominion Securities, Inc., dated 03/31/2026, repurchase value $15,010,647, (collateralized by agency collateralized mortgage obligation, agency debentures and agency strips, agency mortgage-backed securities, U.S. treasury obligation at $15,301,552, 0.13%-7.00%, 01/15/2032-03/25/2056)	3.65	04/07/26	15,000,000	15,000,000
Toronto-Dominion Bank, dated 03/25/2026, repurchase value $20,014,308, (collateralized by agency collateralized mortgage obligation at $20,414,598, 3.00%, 02/20/2052)	3.68	04/01/26	20,000,000	20,000,000
Total Repurchase Agreements (Cost $102,000,000)				102,000,000
Total Investments in Securities (Cost $223,244,274) | 101.8%				$223,244,274
Other Assets less Liabilities (1.8)%				(3,960,735)
Net Assets 100.0%				$219,283,539

(a)	Variable rate security. Rate indicated is the rate in effect at March 31, 2026.
(b)	7-day yield at March 31, 2026.

Portfolio of Investments | Daily Income Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$119,971,285	$—	$119,971,285
Repurchase Agreements	—	102,000,000	—	102,000,000
Money Market Fund	1,272,989	—	—	1,272,989
Total	$1,272,989	$221,971,285	$—	$223,244,274

Portfolio of Investments
Short-Term Government Securities Fund | March 31, 2026 | (Unaudited)

U.S. Government & Agency Obligations | 68.9%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.63%	04/29/26	$10,417	$10,403
Export-Import Bank of the U.S.	2.33	01/14/27	45,000	44,297
Export-Import Bank of the U.S.	2.37	03/19/27	118,390	116,954
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	140,836
U.S. Department of Housing & Urban Development, Series 0620	5.77	08/01/26	46,000	46,263
U.S. International Development Finance Corp., Series 1	1.11	05/15/29	464,286	439,420
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	1,002,754	970,721
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	1,002,754	949,851
U.S. International Development Finance Corp., Series 3	1.24	08/15/31	891,891	818,221
U.S. Treasury Floating Rate Notes, (3 mo. Treasury money market yield + 0.16%) (a)	3.81	07/31/27	650,000	650,643
U.S. Treasury Notes	3.88	03/31/27	2,045,000	2,047,700
U.S. Treasury Notes	3.88	03/31/28	4,700,000	4,706,976
U.S. Treasury Notes	3.50	03/15/29	23,235,000	23,029,879
U.S. Treasury Notes	3.88	03/31/31	8,070,000	8,044,151
Total U.S. Government & Agency Obligations (Cost $42,268,458)				42,016,315

Mortgage-Backed Securities | 21.1%

Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1, (30 day USD SOFR Average + 0.95%) (a)(b)	4.62	02/25/45	49,750	49,746
Government National Mortgage Association, Pool 786428	4.00	06/20/52	830,547	788,841
Government National Mortgage Association, Pool 786576	4.50	09/20/52	171,266	167,253
Government National Mortgage Association, Pool 786948	7.00	09/20/53	60,400	62,359
Government National Mortgage Association, Pool 787194	7.50	12/20/53	21,480	21,932
Government National Mortgage Association, Pool 787238	7.50	02/20/54	42,835	44,351
Government National Mortgage Association, Pool 787291	7.50	03/20/54	259,320	268,499
Government National Mortgage Association, Pool 787343	7.50	04/20/54	121,889	126,203
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	257,328	242,423
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	18,711	19,307
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	16,512	17,096
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	61,545	63,537
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	425,628	398,839
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	51,257	52,430
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	293,082	295,526
Government National Mortgage Association REMICS, Series 2014-125, Class B (a)	2.90	11/16/54	694,809	642,589
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	396,904	308,323
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	864,297	860,568
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	274,026	274,775
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	280,482	280,064
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	270,186	269,714
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	231,329	231,595
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	197,713	197,382
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	117,463	117,916

Portfolio of Investments | Short-Term Government Securities Fund | March 31, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 21.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50%	08/20/48	$210,625	$211,135
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	659,363	648,055
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	154,947	154,440
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	657,446	653,146
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	382,364	382,314
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	292,696	292,490
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	56,148	56,069
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	395,640	398,028
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	738,293	727,112
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	538,380	533,108
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	585,461	573,110
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	623,299	622,672
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	460,898	461,233
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	581,364	580,819
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	785,831	788,557
Total Mortgage-Backed Securities (Cost $12,892,946)				12,883,556

Corporate Bonds | 5.1%

Communications | 0.3%
Walt Disney Co., (1 day USD SOFR Index + 0.47%) (a)	4.13	03/14/29	200,000	199,892
Consumer, Cyclical | 0.2%
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	146,273	134,444
Financials | 3.2%
Athene Global Funding (b)	5.58	01/09/29	200,000	201,839
CES MU2 LLC (c)	1.99	05/13/27	425,992	419,634
HNA 2015 LLC (c)	2.29	06/30/27	62,689	61,593
HNA 2015 LLC (c)	2.37	09/18/27	42,087	41,438
MassMutual Global Funding II, (1 day USD SOFR + 0.66%) (a)(b)	4.33	01/22/29	200,000	199,841
Morgan Stanley, (1 day USD SOFR + 1.59%) (a)	5.16	04/20/29	250,000	252,880
Morgan Stanley, (1 day USD SOFR + 0.80%) (a)	4.47	01/09/30	100,000	99,527
Protective Life Global Funding, (1 day USD SOFR + 0.85%) (a)(b)	4.50	09/11/28	250,000	250,519
Salmon River Export LLC (c)	2.19	09/15/26	60,913	60,463
Wells Fargo & Co., (1 day USD SOFR + 0.74%) (a)	4.41	01/23/30	200,000	198,811
Wells Fargo & Co., (1 day USD SOFR + 1.11%) (a)	5.24	01/24/31	130,000	132,520
Total Financials				1,919,065

Portfolio of Investments | Short-Term Government Securities Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 5.1% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 1.4%
American Water Capital Corp.	2.80%	05/01/30	$200,000	$187,748
Constellation Energy Generation LLC, (1 day USD SOFR + 0.60%) (a)	4.27	01/08/28	100,000	99,828
FirstEnergy Pennsylvania Electric Co. (b)	5.20	04/01/28	150,000	152,130
PacifiCorp	5.10	02/15/29	200,000	202,576
Southern California Edison Co., Series B	3.65	03/01/28	200,000	196,829
Total Utilities				839,111
Total Corporate Bonds (Cost $3,091,919)				3,092,512

Asset-Backed Securities | 3.2%

Affirm Master Trust, Series 2025-1A, Class A (b)	4.99	02/15/33	200,000	201,211
Avant Loans Funding Trust, Series 2025-REV1, Class A (b)	5.12	05/15/34	150,000	150,309
Chase Auto Owner Trust, Series 2024-2A, Class A3 (b)	5.52	06/25/29	111,578	112,724
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (b)	5.02	07/16/29	120,000	120,468
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (b)	5.24	03/15/30	73,109	73,516
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (b)	4.71	04/15/30	98,195	98,569
Gracie Point International Funding LLC, Series 2025-1A, Class B, (30 day USD SOFR Average + 2.00%) (a)(b)	5.68	08/15/28	150,000	149,973
Progress Residential Trust, Series 2025-SFR1, Class B (b)	3.65	02/17/42	100,000	95,181
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (b)	5.12	02/27/34	200,000	201,776
Subway Funding LLC, Series 2024-1A, Class A2I (b)	6.03	07/30/54	148,125	149,081
Toyota Lease Owner Trust, Series 2025-A, Class A3 (b)	4.75	02/22/28	250,000	251,246
Tricon Residential Trust, Series 2024-SFR4, Class A (b)	4.30	11/17/41	98,713	96,710
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	122,000	123,265
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	150,000	151,004
Total Asset-Backed Securities (Cost $1,960,529)				1,975,033

Money Market Fund | 1.2%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (d)	3.60	743,929	743,929
Total Money Market Fund (Cost $743,929)			743,929
Total Investments in Securities (Cost $60,957,781) | 99.5%			$60,711,345
Other Assets less Liabilities 0.5%			277,333
Net Assets 100.0%			$60,988,678

(a)	Variable rate security. Rate indicated is the rate in effect at March 31, 2026.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,554,839 and represents 4.2% of total net assets.

(c)	Guaranteed by Export-Import Bank of the United States.
(d)	7-day yield at March 31, 2026.

REMICS	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate

Portfolio of Investments | Short-Term Government Securities Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$42,016,315	$—	$42,016,315
Mortgage-Backed Securities	—	12,883,556	—	12,883,556
Corporate Bonds	—	3,092,512	—	3,092,512
Asset-Backed Securities	—	1,975,033	—	1,975,033
Money Market Fund	743,929	—	—	743,929
Total	$743,929	$59,967,416	$—	$60,711,345

Portfolio of Investments
Short-Term Bond Fund | March 31, 2026 | (Unaudited)

Corporate Bonds | 43.7%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.3%
Glencore Funding LLC (a)	4.91%	04/01/28	$1,325,000	$1,334,981
Communications | 0.8%
Orange SA (a)	4.00	01/13/29	425,000	420,745
Orange SA (a)	4.25	01/13/31	425,000	416,896
T-Mobile USA, Inc.	2.55	02/15/31	1,290,000	1,172,239
Walt Disney Co., (1 day USD SOFR Index + 0.47%) (b)	4.13	03/14/29	1,285,000	1,284,306
Total Communications				3,294,186
Consumer, Cyclical | 7.4%
BMW U.S. Capital LLC (a)	4.30	03/17/28	1,100,000	1,098,988
BMW U.S. Capital LLC (a)	4.40	03/19/29	1,580,000	1,577,057
Daimler Truck Finance North America LLC (a)	5.13	09/25/27	1,110,000	1,118,983
Daimler Truck Finance North America LLC (a)	4.95	01/13/28	3,100,000	3,124,920
Daimler Truck Finance North America LLC (a)	5.13	09/25/29	890,000	901,519
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	2,750,000	2,746,028
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	825,845
General Motors Financial Co., Inc.	5.35	01/07/30	3,100,000	3,156,491
Hyundai Capital America (a)	5.00	01/07/28	2,210,000	2,224,494
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,054,071
Hyundai Capital America (a)	4.25	01/08/29	850,000	840,685
Hyundai Capital America, (1 day USD SOFR + 0.89%) (a)(b)	4.56	01/08/29	680,000	678,607
Hyundai Capital America (a)	5.35	03/19/29	465,000	473,507
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,404,415
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	2,770,000	2,804,498
LG Energy Solution Ltd. (a)	5.25	04/02/28	1,325,000	1,334,416
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	442,614
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	2,874,255	2,641,821
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	937,691
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	441,317
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,411,684
Total Consumer, Cyclical				31,239,651
Consumer, Non-cyclical | 2.0%
AbbVie, Inc.	4.80	03/15/29	455,000	462,310
Bayer U.S. Finance LLC (a)	6.25	01/21/29	1,144,000	1,188,218
Bimbo Bakeries USA, Inc. (a)	6.05	01/15/29	695,000	718,096
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	929,477
HCA, Inc.	5.00	03/01/28	445,000	449,364
Novartis Capital Corp., (1 day USD SOFR Index + 0.65%) (b)	4.30	03/16/29	930,000	932,109
Philip Morris International, Inc.	5.13	11/17/27	805,000	815,794
Philip Morris International, Inc.	4.88	02/15/28	1,060,000	1,070,844
Philip Morris International, Inc.	1.75	11/01/30	1,820,000	1,611,577
Solventum Corp.	5.40	03/01/29	355,000	363,159
Total Consumer, Non-cyclical				8,540,948
Energy | 2.7%
Energy Transfer LP	5.20	04/01/30	1,330,000	1,359,688
Energy Transfer LP	4.55	01/15/31	425,000	421,141
Enterprise Products Operating LLC	4.30	06/20/28	1,335,000	1,336,777
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,796,918

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 43.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Energy | 2.7% (Continued)
Plains All American Pipeline LP/PAA Finance Corp.	4.70%	01/15/31	$1,325,000	$1,320,968
Saudi Arabian Oil Co. (a)	4.00	02/02/29	855,000	837,057
Saudi Arabian Oil Co. (a)	4.75	06/02/30	2,235,000	2,213,980
Targa Resources Corp.	4.90	09/15/30	440,000	443,718
Valero Energy Corp.	5.15	02/15/30	1,095,000	1,118,877
Var Energi ASA (a)	7.50	01/15/28	595,000	622,414
Total Energy				11,471,538
Financials | 21.9%
American Express Co., (1 day USD SOFR + 0.59%) (b)	4.25	02/09/29	300,000	299,106
American Express Co., (1 day USD SOFR + 0.81%) (b)	4.35	07/20/29	2,145,000	2,143,468
American Express Co., (1 day USD SOFR + 0.87%) (b)	4.46	02/10/32	425,000	420,599
Athene Global Funding (a)	5.58	01/09/29	2,765,000	2,790,423
Athene Global Funding (a)	5.38	01/07/30	820,000	821,300
Banco Bilbao Vizcaya Argentaria SA	4.15	03/03/29	200,000	197,671
Banco Bilbao Vizcaya Argentaria SA, (1 day USD SOFR + 0.88%) (b)	4.53	03/03/29	800,000	800,008
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,437,580
Bank of America Corp., (1 day USD SOFR + 0.83%) (b)	4.98	01/24/29	1,455,000	1,466,336
Bank of America Corp., (1 day USD SOFR + 0.87%) (b)	4.46	02/06/32	1,275,000	1,259,043
Bank of America Corp., (1 day USD SOFR + 2.16%) (b)	5.02	07/22/33	1,715,000	1,725,131
Bank of Montreal, (1 day USD SOFR + 0.62%) (b)	4.29	01/13/28	2,610,000	2,607,735
Bank of New Zealand, (5 yr. CMT + 1.30%) (a)(b)	5.70	01/28/35	2,245,000	2,297,537
Banque Federative du Credit Mutuel SA (a)	4.54	01/15/31	2,160,000	2,130,121
Barclays PLC, (1 day USD SOFR + 0.93%) (b)	4.22	05/24/30	2,205,000	2,170,807
Barclays PLC, (1 day USD SOFR + 1.14%) (b)	4.52	02/24/32	1,710,000	1,672,540
BPCE SA, (1 day USD SOFR + 1.27%) (a)(b)	4.76	01/13/32	1,280,000	1,262,263
Capital One Financial Corp., (1 day USD SOFR + 1.25%) (b)	4.49	09/11/31	1,765,000	1,732,991
Capital One NA, (5 yr. USD SOFR ICE Swap + 1.73%) (b)	5.97	08/09/28	1,080,000	1,106,270
Citigroup, Inc., (1 day USD SOFR + 1.36%) (b)	5.17	02/13/30	4,505,000	4,574,448
Corebridge Global Funding (a)	4.85	06/06/30	440,000	439,790
Corebridge Global Funding (a)	4.55	01/09/31	625,000	617,053
Danske Bank AS, (1 yr. CMT + 0.75%) (a)(b)	4.66	03/27/29	430,000	430,934
Danske Bank AS, (1 yr. CMT + 0.93%) (a)(b)	5.02	03/04/31	1,320,000	1,328,549
Danske Bank AS, (1 yr. CMT + 0.98%) (a)(b)	5.00	03/27/32	215,000	215,535
Fifth Third Bancorp, (1 day USD SOFR + 2.34%) (b)	6.34	07/27/29	1,000,000	1,036,666
Fifth Third Bancorp, (1 day USD SOFR + 0.95%) (b)	4.57	04/29/32	1,300,000	1,274,326
Goldman Sachs Group, Inc., (3 mo. USD Term SOFR + 1.56%) (b)	4.22	05/01/29	3,750,000	3,728,841
Goldman Sachs Group, Inc., (1 day USD SOFR + 0.96%) (b)	4.52	01/21/32	3,020,000	2,974,223
HSBC Holdings PLC, (1 day USD SOFR + 1.57%) (b)	5.24	05/13/31	1,080,000	1,095,212
ING Groep NV, (1 day USD SOFR + 1.44%) (b)	5.34	03/19/30	1,065,000	1,087,573
Jefferies Financial Group, Inc.	2.63	10/15/31	1,715,000	1,491,508
JPMorgan Chase & Co., (3 mo. USD Term SOFR + 1.51%) (b)	2.74	10/15/30	650,000	612,177
JPMorgan Chase & Co., (1 day USD SOFR + 2.08%) (b)	4.91	07/25/33	2,735,000	2,736,887
Lincoln Financial Global Funding (a)	4.20	01/12/29	850,000	840,491
M&T Bank Corp., (1 day USD SOFR + 2.80%) (b)	7.41	10/30/29	1,800,000	1,923,581
M&T Bank Corp., (1 day USD SOFR + 1.40%) (b)	5.18	07/08/31	440,000	444,611
MassMutual Global Funding II, (1 day USD SOFR + 0.66%) (a)(b)	4.33	01/22/29	1,205,000	1,204,043
Mitsubishi HC Finance America LLC (a)	4.56	01/14/31	630,000	624,254
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 0.80%) (b)	4.51	01/14/32	425,000	418,842
Mitsubishi UFJ Financial Group, Inc., (1 day USD SOFR + 1.02%) (b)	4.69	01/14/32	215,000	215,234
Morgan Stanley, (1 day USD SOFR + 1.59%) (b)	5.16	04/20/29	2,340,000	2,366,953

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 43.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 21.9% (Continued)
Morgan Stanley, (1 day USD SOFR + 0.80%) (b)	4.24%	01/09/30	$860,000	$851,321
Morgan Stanley, (1 day USD SOFR + 0.80%) (b)	4.47	01/09/30	385,000	383,179
Morgan Stanley, (1 day USD SOFR + 0.95%) (b)	4.49	01/16/32	1,515,000	1,489,530
Morgan Stanley, (1 day USD SOFR + 2.08%) (b)	4.89	07/20/33	1,285,000	1,276,797
PNC Financial Services Group, Inc., (1 day USD SOFR + 1.07%) (b)	5.22	01/29/31	885,000	902,784
Principal Life Global Funding II (a)	4.25	08/18/28	880,000	874,766
Protective Life Global Funding, (1 day USD SOFR + 0.85%) (a)(b)	4.50	09/11/28	2,170,000	2,174,503
Regions Financial Corp., (1 day USD SOFR + 1.49%) (b)	5.72	06/06/30	1,090,000	1,117,842
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,174,004
Santander Holdings USA, Inc., (1 day USD SOFR + 1.61%) (b)	5.47	03/20/29	875,000	887,178
Santander U.K. Group Holdings PLC, (1 day USD SOFR + 2.60%) (b)	6.53	01/10/29	1,005,000	1,036,966
Simon Property Group LP	4.30	01/15/31	1,070,000	1,054,521
Societe Generale SA, (1 day USD SOFR + 1.42%) (a)(b)	5.25	05/22/29	445,000	449,318
Societe Generale SA, (1 yr. CMT + 1.75%) (a)(b)	5.63	01/19/30	455,000	465,183
Standard Chartered PLC, (1 yr. CMT + 0.77%) (a)(b)	4.30	01/13/30	1,635,000	1,617,738
Standard Chartered PLC, (1 day USD SOFR + 0.92%) (a)(b)	4.59	01/13/30	990,000	988,517
Sumitomo Mitsui Financial Group, Inc., (1 day USD SOFR + 0.76%) (b)	4.43	01/15/29	430,000	428,508
Sumitomo Mitsui Financial Group, Inc., (1 day USD SOFR + 1.02%) (b)	4.49	01/15/32	425,000	418,542
Toronto-Dominion Bank, (5 yr. CMT + 1.50%) (b)	5.15	09/10/34	2,220,000	2,222,440
Toronto-Dominion Bank, Series F, (1 day USD SOFR + 0.58%) (b)	4.25	01/13/28	215,000	215,446
Truist Financial Corp., (1 day USD SOFR + 1.62%) (b)	5.44	01/24/30	2,440,000	2,497,484
VICI Properties LP	5.13	05/15/32	1,255,000	1,236,751
Wells Fargo & Co., (1 day USD SOFR + 0.74%) (b)	4.41	01/23/30	1,765,000	1,754,509
Wells Fargo & Co., (1 day USD SOFR + 1.11%) (b)	5.24	01/24/31	5,375,000	5,479,174
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.26%) (b)	2.57	02/11/31	1,421,000	1,314,395
Total Financials				92,334,056
Industrials | 1.1%
Avnet, Inc.	6.25	03/15/28	610,000	628,282
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44	06/16/28	663,505	652,334
Boeing Co.	6.26	05/01/27	225,000	228,885
Boeing Co.	6.30	05/01/29	225,000	236,213
Federal Express Corp. Pass-Through Trusts, Series 2020-1	1.88	08/20/35	1,792,282	1,542,751
Fedex Freight Holding Co., Inc. (a)	4.30	03/15/29	855,000	844,748
Regal Rexnord Corp.	6.05	04/15/28	460,000	471,799
Total Industrial				4,605,012
Technology | 1.1%
Broadcom, Inc.	4.30	01/15/31	855,000	847,653
Oracle Corp.	4.80	08/03/28	440,000	440,187
Oracle Corp.	4.55	02/04/29	430,000	424,566
Oracle Corp., (1 day USD SOFR Index + 1.11%) (b)	4.77	02/04/29	1,190,000	1,179,141
Oracle Corp.	5.25	02/03/32	1,910,000	1,875,921
Total Technology				4,767,468
Utilities | 6.4%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,656,636
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,890,809

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 43.7% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Utilities | 6.4% (Continued)
Constellation Energy Generation LLC, (1 day USD SOFR + 0.60%) (b)	4.27%	01/08/28	$595,000	$593,974
Consumers Energy Co.	4.60	05/30/29	456,000	459,168
Electricite de France SA (a)	5.70	05/23/28	500,000	511,949
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,302,087
ENEL Finance International NV (a)	5.13	06/26/29	445,000	451,311
FirstEnergy Pennsylvania Electric Co. (a)	4.15	03/15/28	1,290,000	1,285,062
FirstEnergy Pennsylvania Electric Co. (a)	5.20	04/01/28	1,330,000	1,348,889
FirstEnergy Pennsylvania Electric Co. (a)	4.55	03/15/31	1,045,000	1,041,365
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	440,000	444,068
OGE Energy Corp.	5.45	05/15/29	445,000	455,913
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,371,160
PacifiCorp	5.10	02/15/29	2,305,000	2,334,683
PacifiCorp	4.65	04/15/29	420,000	420,024
PacifiCorp	5.10	04/15/31	630,000	631,596
PSEG Power LLC (a)	5.20	05/15/30	2,275,000	2,309,392
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,422,172
Snam SpA (a)	5.00	05/28/30	1,775,000	1,790,681
Southern California Edison Co.	5.30	03/01/28	440,000	446,135
Southern California Edison Co., Series B	3.65	03/01/28	2,160,000	2,125,758
Wisconsin Electric Power Co.	5.00	05/15/29	445,000	453,364
Total Utilities				26,746,196
Total Corporate Bonds (Cost $183,453,097)				184,334,036

U.S. Government & Agency Obligations | 31.9%

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,336,065
U.S. International Development Finance Corp., Series 1	2.36	10/15/29	423,664	410,130
U.S. International Development Finance Corp., Series 3	1.05	10/15/29	609,173	577,035
U.S. Treasury Notes	3.88	03/31/28	46,000,000	46,068,281
U.S. Treasury Notes	3.50	03/15/29	78,461,000	77,768,337
U.S. Treasury Notes	3.88	03/31/31	8,220,000	8,193,670
Total U.S. Government & Agency Obligations (Cost $134,359,741)				134,353,518

Mortgage-Backed Securities | 12.0%

Federal Home Loan Mortgage Corp., Pool 780754, (1 yr. CMT + 2.25%) (b)	6.25	08/01/33	137	140
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1, (30 day USD SOFR Average + 0.95%) (a)(b)	4.62	02/25/45	430,338	430,304
Federal National Mortgage Association, Pool 813842, (6 mo. USD RFUCCT + 1.46%) (b)	5.64	01/01/35	1,184	1,213
Government National Mortgage Association, Pool 786576	4.50	09/20/52	839,205	819,538
Government National Mortgage Association, Pool 787194	7.50	12/20/53	88,928	90,798
Government National Mortgage Association, Pool 787238	7.50	02/20/54	97,449	100,898
Government National Mortgage Association, Pool 787291	7.50	03/20/54	598,511	619,697
Government National Mortgage Association, Pool 787343	7.50	04/20/54	235,652	243,993
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	1,804,514	1,699,992
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	127,907	131,981
Government National Mortgage Association, Pool CW8494	7.50	11/20/53	32,685	33,826

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 12.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association, Pool CW8495	7.50%	11/20/53	$39,299	$40,688
Government National Mortgage Association, Pool CZ5438	7.00	01/20/54	123,136	127,122
Government National Mortgage Association, Pool MA8017	2.50	05/20/37	1,052,721	986,462
Government National Mortgage Association, Pool MA8917	5.00	06/20/38	655,153	660,615
Government National Mortgage Association REMICS, Series 2014-125, Class B (b)	2.90	11/16/54	3,358,243	3,105,846
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	1,498,442	1,164,020
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	3,558,518	3,543,165
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	979,643	982,319
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	1,071,115	1,069,517
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	668,259	667,094
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	423,332	423,818
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	614,557	613,527
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50	06/20/42	783,089	786,107
Government National Mortgage Association REMICS, Series 2024-1, Class TA	5.50	08/20/48	1,425,931	1,429,385
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	3,182,524	3,127,944
Government National Mortgage Association REMICS, Series 2024-11, Class AB	5.00	09/20/50	681,769	679,537
Government National Mortgage Association REMICS, Series 2024-110, Class QA	4.50	07/20/50	1,634,850	1,624,156
Government National Mortgage Association REMICS, Series 2024-114, Class BA	5.00	08/20/51	1,009,440	1,009,310
Government National Mortgage Association REMICS, Series 2024-43, Class CE	5.50	08/20/48	731,741	731,226
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	346,510	346,028
Government National Mortgage Association REMICS, Series 2024-59, Class E	5.50	01/20/51	2,892,438	2,909,896
Government National Mortgage Association REMICS, Series 2024-79, Class GA	4.00	01/20/49	1,295,705	1,276,082
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	2,458,247	2,434,174
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	4,328,022	4,236,722
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	2,474,496	2,472,008
Government National Mortgage Association REMICS, Series 2025-29, Class CG	5.00	03/20/54	1,829,765	1,831,096
Government National Mortgage Association REMICS, Series 2025-34, Class AP	5.00	06/20/53	2,034,757	2,030,868

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 12.0% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00%	11/20/53	$4,314,583	$4,310,540
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	1,677,748	1,683,569
Total Mortgage-Backed Securities (Cost $50,550,305)				50,475,221

Asset-Backed Securities | 9.5%

Affirm Master Trust, Series 2025-1A, Class A (a)	4.99	02/15/33	1,185,000	1,192,178
Avant Loans Funding Trust, Series 2024-REV1, Class A (a)	5.92	10/15/33	1,325,000	1,327,010
Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	1,060,000	1,062,185
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	600,000	603,100
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	754,253	757,488
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	706,663	713,919
Consumer Portfolio Services Auto Trust, Series 2025-A, Class B (a)	5.02	07/16/29	800,000	803,120
CoreVest American Finance Trust, Series 2021-1, Class A (a)	1.57	04/15/53	415,110	410,016
CoreVest American Finance Trust, Series 2021-2, Class A (a)	1.41	07/15/54	388,094	378,057
Daimler Trucks Retail Trust, Series 2024-1, Class A4	5.56	07/15/31	1,675,000	1,696,594
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3	4.69	04/15/30	1,105,000	1,110,105
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	810,121	806,238
Ford Credit Auto Lease Trust, Series 2024-A, Class A3	5.06	05/15/27	59,389	59,403
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	500,000	503,072
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	970,000	954,912
GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B (a)	4.98	07/16/29	1,105,000	1,112,465
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	270,502	272,010
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2 (a)	4.71	04/15/30	929,583	933,123
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3	5.09	03/22/27	311,285	311,483
Gracie Point International Funding LLC, Series 2025-1A, Class A, (30 day USD SOFR Average + 1.50%) (a)(b)	5.18	08/15/28	1,070,000	1,071,216
Gracie Point International Funding LLC, Series 2025-1A, Class B, (30 day USD SOFR Average + 2.00%) (a)(b)	5.68	08/15/28	220,000	219,960
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	2,063,589	2,077,395
John Deere Owner Trust, Series 2023-A, Class A3	5.01	11/15/27	235,535	236,210
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	251,681	252,775
M&T Bank RV Trust, Series 2026-1A, Class A (a)	4.35	01/15/46	818,316	809,059
Mercedes-Benz Auto Lease Trust, Series 2026-A, Class A3	3.93	01/15/30	1,070,000	1,063,879
NP SPE II LLC, Series 2017-1A, Class A1 (a)	3.37	10/21/47	159,358	154,703
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	308,931	303,704
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A3 (a)	5.54	02/10/28	1,477,029	1,480,557
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	1,286,532	1,267,148
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	877,643	864,805
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	840,000	799,520
Santander Drive Auto Receivables Trust, Series 2024-1, Class B	5.23	12/15/28	568,420	570,064
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	174,212	174,510
SBA Tower Trust (a)	6.60	11/15/52	775,000	788,104
SCE Recovery Funding LLC, Series A-1	0.86	11/15/33	1,081,488	978,302
SoFi Consumer Loan Program Trust, Series 2025-1, Class B (a)	5.12	02/27/34	1,330,000	1,341,813
Subway Funding LLC, Series 2024-1A, Class A2I (a)	6.03	07/30/54	483,875	486,998
SVC ABS LLC, Series 2023-1A, Class A (a)	5.15	02/20/53	452,908	450,979
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	1,090,000	1,050,155
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2 (a)	5.08	06/21/50	1,133,949	1,133,727
Toyota Lease Owner Trust, Series 2025-A, Class A3 (a)	4.75	02/22/28	2,090,000	2,100,413

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Asset-Backed Securities | 9.5% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30%	11/17/41	$700,861	$686,642
Verizon Master Trust, Series 2025-1, Class B	4.94	01/21/31	1,800,000	1,818,668
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	683,480	685,606
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	940,000	946,288
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	738,045	746,839
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	613,145	620,628
Total Asset-Backed Securities (Cost $40,096,080)				40,187,145

Foreign Government Obligations | 0.6%

Korea Expressway Corp. (a)	5.00	05/14/27	2,165,000	2,184,540
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	500,013
Total Foreign Government Obligations (Cost $2,659,886)				2,684,553

Money Market Fund | 1.8%
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.60	7,730,632	7,730,632
Total Money Market Fund (Cost $7,730,632)			7,730,632
Total Investments in Securities (Cost $418,849,741) | 99.5%			$419,765,105
Other Assets less Liabilities 0.5%			1,994,841
Net Assets 100.0%			$421,759,946

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $98,353,432 and represents 23.3% of total net assets.

(b)	Variable rate security. Rate indicated is the rate in effect at March 31, 2026.
(c)	7-day yield at March 31, 2026.

CMT	- Constant Maturity Treasury
ICE	- Intercontinental Exchange
REMICS	- Real Estate Mortgage Investment Conduits
RFUCCT	- Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term
SOFR	- Secured Overnight Financing Rate

Portfolio of Investments | Short-Term Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$184,334,036	$—	$184,334,036
U.S. Government and Agency Obligations	—	134,353,518	—	134,353,518
Mortgage-Backed Securities	—	50,475,221	—	50,475,221
Asset-Backed Securities	—	40,187,145	—	40,187,145
Foreign Government Obligations	—	2,684,553	—	2,684,553
Money Market Fund	7,730,632	—	—	7,730,632
Total	$7,730,632	$412,034,473	$—	$419,765,105

Portfolio of Investments
Intermediate Bond Fund | March 31, 2026 | (Unaudited)

Corporate Bonds | 34.8%
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Basic Materials | 0.1%
Glencore Funding LLC (a)	3.38%	09/23/51	$170,000	$111,533
Communications | 0.9%
Amazon.com, Inc.	5.80	03/13/56	320,000	319,743
Orange SA (a)	5.00	01/13/36	200,000	196,446
T-Mobile USA, Inc.	5.00	02/15/36	265,000	261,003
T-Mobile USA, Inc.	3.00	02/15/41	200,000	146,225
T-Mobile USA, Inc.	5.85	02/15/56	355,000	344,521
Total Communications				1,267,938
Consumer, Cyclical | 3.8%
7-Eleven, Inc. (a)	1.30	02/10/28	60,000	56,596
7-Eleven, Inc. (a)	1.80	02/10/31	60,000	51,939
7-Eleven, Inc. (a)	2.80	02/10/51	135,000	79,011
BMW U.S. Capital LLC (a)	4.40	03/19/29	365,000	364,320
Daimler Truck Finance North America LLC (a)	5.25	01/13/30	280,000	284,329
Daimler Truck Finance North America LLC (a)	5.38	01/13/32	255,000	258,662
Delta Air Lines, Inc./SkyMiles IP Ltd. (a)	4.75	10/20/28	733,333	732,274
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	210,436
Hyundai Capital America (a)	5.60	03/30/28	290,000	295,344
Hyundai Capital America (a)	4.55	09/26/29	135,000	134,325
Hyundai Capital America (a)	5.80	04/01/30	490,000	506,003
Hyundai Capital America (a)	4.75	09/26/31	135,000	133,595
Hyundai Capital Services, Inc. (a)	5.25	01/22/28	800,000	809,963
LG Energy Solution Ltd. (a)	5.25	04/02/31	280,000	279,132
Lowe's Cos., Inc.	5.85	04/01/63	205,000	196,230
Tractor Supply Co.	1.75	11/01/30	100,000	88,152
United Airlines Pass-Through Trust, Series 2019-2, Class AA	2.70	11/01/33	767,931	705,830
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	324,048
Total Consumer, Cyclical				5,510,189
Consumer, Non-cyclical | 3.9%
AbbVie, Inc.	4.95	03/15/31	105,000	107,262
AbbVie, Inc.	5.35	03/15/44	65,000	63,267
AbbVie, Inc.	5.40	03/15/54	130,000	124,131
Amgen, Inc.	5.75	03/02/63	215,000	206,810
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	301,650
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	175,782
BAT Capital Corp.	5.83	02/20/31	315,000	329,641
Bayer U.S. Finance LLC (a)	6.25	01/21/29	331,000	343,794
Bayer U.S. Finance LLC (a)	6.88	11/21/53	305,000	321,315
Block Financial LLC	2.50	07/15/28	145,000	137,003
Campbell's Co.	2.38	04/24/30	250,000	224,545
HCA, Inc.	5.90	06/01/53	315,000	299,912
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (a)	6.40	05/10/57	350,000	349,352
Kenvue, Inc.	5.20	03/22/63	85,000	76,127
Novartis Capital Corp., (1 day USD SOFR Index + 0.65%) (b)	4.30	03/16/29	320,000	320,726
Pfizer Investment Enterprises Pte. Ltd.	4.65	05/19/30	195,000	196,480
Pfizer Investment Enterprises Pte. Ltd.	5.11	05/19/43	95,000	89,642
Pfizer Investment Enterprises Pte. Ltd.	5.30	05/19/53	255,000	236,989

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 34.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer, Non-cyclical | 3.9% (Continued)
Philip Morris International, Inc.	4.88%	02/15/28	$230,000	$232,353
Philip Morris International, Inc.	5.13	02/15/30	260,000	265,289
Philip Morris International, Inc.	5.13	02/13/31	380,000	388,655
Philip Morris International, Inc.	5.75	11/17/32	275,000	289,498
Quanta Services, Inc.	2.35	01/15/32	325,000	283,077
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	298,413
Total Consumer, Non-cyclical				5,661,713
Energy | 4.7%
Antero Resources Corp.	5.40	02/01/36	525,000	516,265
Boardwalk Pipelines LP	5.63	08/01/34	130,000	133,210
BP Capital Markets America, Inc.	4.81	02/13/33	110,000	110,356
BP Capital Markets America, Inc.	2.77	11/10/50	210,000	128,954
Cenovus Energy, Inc.	5.25	06/15/37	395,000	381,779
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	37,890
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	143,752
Cheniere Energy Partners LP	5.95	06/30/33	105,000	110,073
Cheniere Energy, Inc.	5.65	04/15/34	130,000	133,838
Enbridge, Inc.	5.70	03/08/33	320,000	331,484
Energy Transfer LP	3.75	05/15/30	318,000	307,397
Energy Transfer LP	5.35	01/15/36	140,000	139,028
Energy Transfer LP	6.20	04/01/55	660,000	640,765
Energy Transfer LP	6.30	01/15/56	385,000	379,104
Enterprise Products Operating LLC	4.60	01/15/31	275,000	275,449
HF Sinclair Corp.	5.50	09/01/32	265,000	265,604
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	203,943
MPLX LP	2.65	08/15/30	245,000	225,823
NOV, Inc.	3.60	12/01/29	112,000	108,156
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	236,603
Phillips 66	2.15	12/15/30	260,000	233,091
Phillips 66 Co.	5.30	06/30/33	300,000	304,999
Saudi Arabian Oil Co. (a)	5.00	02/02/36	360,000	345,745
Targa Resources Corp.	6.50	02/15/53	305,000	312,875
Valero Energy Corp.	5.15	02/15/30	345,000	352,523
Var Energi ASA (a)	7.50	01/15/28	200,000	209,215
Western Midstream Operating LP	5.50	12/15/35	130,000	127,846
Western Midstream Operating LP	5.30	03/01/48	255,000	215,536
Total Energy				6,911,303
Financials | 13.9%
Athene Holding Ltd.	3.95	05/25/51	300,000	202,903
Bank of America Corp., (1 day USD SOFR + 0.83%) (b)	4.98	01/24/29	330,000	332,571
Bank of America Corp., (1 day USD SOFR + 1.00%) (b)	5.16	01/24/31	250,000	254,763
Bank of America Corp., (1 day USD SOFR + 0.87%) (b)	4.46	02/06/32	565,000	557,929
Bank of America Corp., (1 day USD SOFR + 2.16%) (b)	5.02	07/22/33	445,000	447,629
Bank of America Corp., (1 day USD SOFR + 1.13%) (b)	5.05	02/06/37	250,000	246,674
Bank of New Zealand, (5 yr. CMT + 1.30%) (a)(b)	5.70	01/28/35	405,000	414,478
Banque Federative du Credit Mutuel SA (a)	5.11	01/15/36	310,000	303,325
Barclays PLC, (1 day USD SOFR + 1.14%) (b)	4.52	02/24/32	220,000	215,181
Barclays PLC, (1 day USD SOFR + 1.51%) (b)	5.21	02/24/37	805,000	779,067
BPCE SA, (1 day USD SOFR + 1.57%) (a)(b)	5.42	01/13/37	280,000	272,965

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 34.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 13.9% (Continued)
Capital One Financial Corp., (1 day USD SOFR + 1.63%) (b)	5.20%	09/11/36	$265,000	$256,899
Capital One NA, (5 yr. USD SOFR ICE Swap + 1.73%) (b)	5.97	08/09/28	345,000	353,392
Citigroup, Inc., (1 day USD SOFR + 1.36%) (b)	5.17	02/13/30	390,000	396,012
Citigroup, Inc., (1 day USD SOFR + 2.11%) (b)	2.57	06/03/31	870,000	797,512
Corebridge Global Funding (a)	4.55	01/09/31	210,000	207,330
Fifth Third Bancorp, (1 day USD SOFR + 2.34%) (b)	6.34	07/27/29	335,000	347,283
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.32%) (b)	4.94	04/23/28	270,000	271,319
Goldman Sachs Group, Inc., (3 mo. USD Term SOFR + 1.56%) (b)	4.22	05/01/29	400,000	397,743
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.25%) (b)	2.38	07/21/32	365,000	322,212
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.47%) (b)	2.91	07/21/42	230,000	162,003
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.63%) (b)	3.44	02/24/43	255,000	191,881
Healthpeak OP LLC	5.25	12/15/32	125,000	125,826
HSBC Holdings PLC, (1 day USD SOFR + 1.57%) (b)	5.24	05/13/31	345,000	349,859
ING Groep NV, (1 day USD SOFR + 1.44%) (b)	5.34	03/19/30	320,000	326,783
Jefferies Financial Group, Inc.	5.50	02/15/36	140,000	134,371
JPMorgan Chase & Co., (3 mo. USD Term SOFR + 1.51%) (b)	2.74	10/15/30	750,000	706,358
JPMorgan Chase & Co., (1 day USD SOFR + 2.08%) (b)	4.91	07/25/33	545,000	545,376
JPMorgan Chase & Co., (1 day USD SOFR + 1.07%) (b)	4.90	01/22/37	265,000	259,305
M&T Bank Corp., (1 day USD SOFR + 2.80%) (b)	7.41	10/30/29	500,000	534,328
M&T Bank Corp., (1 day USD SOFR + 1.61%) (b)	5.39	01/16/36	135,000	133,889
Mitsubishi HC Finance America LLC (a)	4.56	01/14/31	210,000	208,084
Morgan Stanley, (1 day USD SOFR + 1.59%) (b)	5.16	04/20/29	620,000	627,141
Morgan Stanley, (1 day USD SOFR + 0.95%) (b)	4.49	01/16/32	580,000	570,249
Morgan Stanley, (1 day USD SOFR + 1.03%) (b)	1.79	02/13/32	510,000	441,629
Morgan Stanley, (1 day USD SOFR + 2.08%) (b)	4.89	07/20/33	170,000	168,915
Omega Healthcare Investors, Inc.	5.20	07/01/30	270,000	271,097
Protective Life Global Funding, (1 day USD SOFR + 0.85%) (a)(b)	4.50	09/11/28	705,000	706,463
Regions Financial Corp., (1 day USD SOFR + 1.49%) (b)	5.72	06/06/30	340,000	348,685
Santander Holdings USA, Inc., (1 day USD SOFR + 1.61%) (b)	5.47	03/20/29	445,000	451,193
Santander U.K. Group Holdings PLC, (1 day USD SOFR + 2.60%) (b)	6.53	01/10/29	275,000	283,747
Standard Chartered PLC, (1 day USD SOFR + 0.92%) (a)(b)	4.59	01/13/30	330,000	329,506
Standard Chartered PLC, (1 yr. CMT + 1.07%) (a)(b)	5.24	01/13/37	280,000	271,289
Sumitomo Mitsui Financial Group, Inc., (1 day USD SOFR + 1.02%) (b)	4.69	01/15/32	280,000	280,478
Toronto-Dominion Bank, (5 yr. CMT + 1.50%) (b)	5.15	09/10/34	355,000	355,390
Truist Financial Corp., (1 day USD SOFR + 1.62%) (b)	5.44	01/24/30	315,000	322,421
VICI Properties LP	4.75	02/15/28	180,000	180,163
VICI Properties LP	5.13	05/15/32	430,000	423,747
Wells Fargo & Co., (1 day USD SOFR + 0.74%) (b)	4.41	01/23/30	350,000	347,920
Wells Fargo & Co., (1 day USD SOFR + 1.11%) (b)	5.24	01/24/31	1,590,000	1,620,816
Wells Fargo & Co., (3 mo. USD Term SOFR + 1.26%) (b)	2.57	02/11/31	290,000	268,244
Wells Fargo & Co., (1 day USD SOFR + 2.06%) (b)	6.49	10/23/34	220,000	238,206
Wells Fargo & Co., (1 day USD SOFR + 1.10%) (b)	4.96	01/23/37	300,000	292,243
Wells Fargo & Co., (1 day USD SOFR + 2.53%) (b)	3.07	04/30/41	440,000	330,331
Wells Fargo & Co., (1 day USD SOFR + 1.23%) (b)	5.43	01/23/47	140,000	132,656
Total Financials				20,317,779
Industrials | 0.6%
Avnet, Inc.	6.25	03/15/28	170,000	175,095

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Corporate Bonds | 34.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | 0.6% (Continued)
BNSF Railway Co. Pass-Through Trust, Series 2015-1 (a)	3.44%	06/16/28	$301,867	$296,785
Fedex Freight Holding Co., Inc. (a)	5.25	03/15/36	425,000	411,183
Total Industrial				883,063
Technology | 1.2%
Broadcom, Inc.	4.95	01/15/36	365,000	359,981
Broadcom, Inc.	5.70	01/15/56	295,000	293,470
Oracle Corp., (1 day USD SOFR Index + 1.11%) (b)	4.77	02/04/29	405,000	401,304
Oracle Corp.	4.95	02/04/31	140,000	136,982
Oracle Corp.	5.25	02/03/32	355,000	348,666
VMware LLC	2.20	08/15/31	155,000	136,046
Total Technology				1,676,449
Utilities | 5.7%
Ameren Illinois Co.	5.90	12/01/52	175,000	176,337
American Water Capital Corp.	2.80	05/01/30	920,000	863,642
American Water Capital Corp.	5.45	03/01/54	365,000	345,945
Electricite de France SA (a)	6.00	04/22/64	370,000	352,258
Entergy Arkansas LLC	5.15	01/15/33	205,000	208,474
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	609,980
FirstEnergy Pennsylvania Electric Co. (a)	4.55	03/15/31	360,000	358,748
Indiana Michigan Power Co.	5.63	04/01/53	215,000	206,949
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	268,723
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	102,601
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	217,685
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	128,238
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	584,873
PacifiCorp	4.65	04/15/29	145,000	145,008
PacifiCorp	5.30	02/15/31	500,000	506,761
PacifiCorp	5.10	04/15/31	220,000	220,557
PacifiCorp, (5 yr. CMT + 3.29%) (b)	7.13	08/15/56	125,000	118,085
PSEG Power LLC (a)	5.75	05/15/35	355,000	360,561
San Diego Gas & Electric Co.	5.20	03/15/36	420,000	418,825
San Diego Gas & Electric Co.	5.95	03/15/56	420,000	421,124
Snam SpA (a)	5.75	05/28/35	690,000	702,760
Southern California Edison Co.	5.30	03/01/28	115,000	116,603
Southern California Edison Co.	2.25	06/01/30	55,000	49,756
Southern California Edison Co.	5.45	06/01/31	400,000	409,178
Southern California Edison Co.	4.50	09/01/40	200,000	171,741
Southern California Edison Co.	4.00	04/01/47	164,000	121,840
Southern California Edison Co.	3.65	02/01/50	214,000	146,775
Total Utilities				8,334,027
Total Corporate Bonds (Cost $52,174,646)				50,673,994

Mortgage-Backed Securities | 28.8%

FARM Mortgage Trust, Series 2021-1, Class A (a)(b)	2.18	01/25/51	184,141	148,679
Federal Home Loan Mortgage Corp., Pool QA7479	3.00	03/01/50	177,164	158,157
Federal Home Loan Mortgage Corp., Pool QE2363	3.50	05/01/52	1,108,801	1,017,438
Federal Home Loan Mortgage Corp., Pool RA8249	5.50	11/01/52	557,396	563,160

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 28.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Home Loan Mortgage Corp., Pool SD1188	3.50%	06/01/52	$604,933	$555,088
Federal Home Loan Mortgage Corp., Pool SD1495	5.00	08/01/52	665,343	665,007
Federal Home Loan Mortgage Corp., Pool SD2605	5.50	04/01/53	394,882	398,794
Federal Home Loan Mortgage Corp., Pool SD7555	3.00	08/01/52	687,166	614,152
Federal Home Loan Mortgage Corp., Pool SD8068	3.00	06/01/50	161,373	142,506
Federal Home Loan Mortgage Corp., Pool SD8113	2.00	12/01/50	2,095,556	1,705,389
Federal Home Loan Mortgage Corp., Pool SD8193	2.00	02/01/52	5,194,773	4,204,530
Federal Home Loan Mortgage Corp., Pool SD8237	4.00	08/01/52	1,112,161	1,051,638
Federal Home Loan Mortgage Corp., Series 2025-HQA1, Class A1, (30 day USD SOFR Average + 0.95%) (a)(b)	4.62	02/25/45	136,813	136,802
Federal National Mortgage Association, Pool BN7662	3.50	07/01/49	64,164	59,490
Federal National Mortgage Association, Pool CA4016	3.00	08/01/49	368,867	329,967
Federal National Mortgage Association, Pool FM1000	3.00	04/01/47	698,728	629,731
Federal National Mortgage Association, Pool FM4231	2.50	09/01/50	188,944	160,693
Federal National Mortgage Association, Pool MA3691	3.00	07/01/49	107,273	95,663
Federal National Mortgage Association, Pool MA3834	3.00	11/01/49	229,023	203,746
Federal National Mortgage Association, Pool MA3960	3.00	03/01/50	108,231	96,150
Federal National Mortgage Association, Pool MA3992	3.50	04/01/50	102,532	94,943
Federal National Mortgage Association, Pool MA4048	3.00	06/01/50	483,883	429,999
Federal National Mortgage Association, Pool MA4124	2.50	09/01/35	752,553	713,751
Federal National Mortgage Association, Pool MA4179	2.00	11/01/35	2,520,857	2,323,361
Federal National Mortgage Association, Pool MA4254	1.50	02/01/51	2,241,068	1,731,945
Federal National Mortgage Association, Pool MA4303	2.00	04/01/36	1,027,247	945,735
Federal National Mortgage Association, Pool MA4418	2.00	09/01/36	1,721,369	1,584,716
Federal National Mortgage Association, Pool MA4437	2.00	10/01/51	3,364,540	2,726,707
Federal National Mortgage Association, Pool MA4579	3.00	04/01/52	581,320	511,756
Government National Mortgage Association, Pool 786247	4.00	07/20/52	478,110	448,604
Government National Mortgage Association, Pool 786428	4.00	06/20/52	858,364	815,261
Government National Mortgage Association, Pool 786576	4.50	09/20/52	231,210	225,791
Government National Mortgage Association, Pool 787291	7.50	03/20/54	57,050	59,070
Government National Mortgage Association, Pool 787343	7.50	04/20/54	63,382	65,626
Government National Mortgage Association, Pool CK0445	4.00	02/15/52	939,248	884,844
Government National Mortgage Association, Pool CV1215	7.00	07/20/53	39,657	40,920
Government National Mortgage Association, Pool CW8495	7.50	11/20/53	10,568	10,941
Government National Mortgage Association, Pool MA8346	4.00	10/20/52	2,722,165	2,578,746
Government National Mortgage Association, Pool MA8880	6.00	05/20/53	310,104	317,199
Government National Mortgage Association, Pool MB0305	4.00	04/20/55	1,470,030	1,378,053
Government National Mortgage Association, Pool MB0812	4.50	12/20/55	1,492,019	1,442,372
Government National Mortgage Association REMICS, Series 2021-8, Class CT	1.00	01/20/50	384,664	298,815
Government National Mortgage Association REMICS, Series 2022-177, Class JA	5.00	05/20/48	933,440	929,413
Government National Mortgage Association REMICS, Series 2023-128, Class BA	5.75	08/20/47	267,175	267,905
Government National Mortgage Association REMICS, Series 2023-22, Class EA	5.00	09/20/49	302,828	302,377
Government National Mortgage Association REMICS, Series 2023-22, Class EC	5.00	01/20/51	185,527	185,204
Government National Mortgage Association REMICS, Series 2023-4, Class GA	5.00	07/20/49	120,291	120,429
Government National Mortgage Association REMICS, Series 2023-59, Class KA	5.00	11/20/41	169,703	169,419
Government National Mortgage Association REMICS, Series 2023-76, Class BT	5.00	05/20/53	1,105,069	1,096,463

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Mortgage-Backed Securities | 28.8% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Government National Mortgage Association REMICS, Series 2023-84, Class KA	5.50%	06/20/42	$246,843	$247,795
Government National Mortgage Association REMICS, Series 2024-103, Class CH	4.50	06/20/54	1,019,814	1,002,325
Government National Mortgage Association REMICS, Series 2024-51, Class EC	5.00	04/20/62	119,514	119,348
Government National Mortgage Association REMICS, Series 2024-92, Class NE	5.00	05/20/54	538,297	540,083
Government National Mortgage Association REMICS, Series 2025-139, Class EJ	4.75	08/20/55	812,925	804,965
Government National Mortgage Association REMICS, Series 2025-25, Class PJ	4.50	02/20/54	1,402,626	1,373,038
Government National Mortgage Association REMICS, Series 2025-28, Class N	5.00	08/20/53	423,843	423,417
Government National Mortgage Association REMICS, Series 2025-89, Class EC	5.00	11/20/53	1,393,351	1,392,045
Government National Mortgage Association REMICS, Series 2025-89, Class QE	5.25	05/20/55	408,632	410,050
Total Mortgage-Backed Securities (Cost $43,315,444)				41,950,211

U.S. Government & Agency Obligations | 27.2%

U.S. International Development Finance Corp., Series 3	1.05	10/15/29	75,207	71,239
U.S. Treasury Bonds	2.38	02/15/42	4,717,000	3,437,330
U.S. Treasury Bonds	3.25	05/15/42	490,000	403,752
U.S. Treasury Bonds	3.38	08/15/42	4,195,000	3,503,972
U.S. Treasury Bonds	4.63	02/15/46	4,027,000	3,882,280
U.S. Treasury Bonds	4.63	11/15/55	4,393,000	4,197,374
U.S. Treasury Notes	3.88	03/31/27	472,000	472,623
U.S. Treasury Notes	3.88	03/31/28	4,200,000	4,206,235
U.S. Treasury Notes	3.50	03/15/29	6,081,000	6,027,316
U.S. Treasury Notes	3.88	03/31/31	4,900,000	4,884,305
U.S. Treasury Notes	3.75	02/28/33	8,018,000	7,835,089
U.S. Treasury Notes	4.13	02/15/36	686,000	675,281
Total U.S. Government & Agency Obligations (Cost $41,418,651)				39,596,796

Asset-Backed Securities | 5.4%

Avant Loans Funding Trust, Series 2025-REV1, Class A (a)	5.12	05/15/34	340,000	340,701
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3	4.62	07/16/29	200,000	201,033
Carvana Auto Receivables Trust, Series 2024-P1, Class A3 (a)	5.05	04/10/29	216,931	217,862
Chase Auto Owner Trust, Series 2024-2A, Class A3 (a)	5.52	06/25/29	208,280	210,418
CoreVest American Finance Trust, Series 2021-1, Class A (a)	1.57	04/15/53	290,287	286,724
CoreVest American Finance Trust, Series 2021-2, Class A (a)	1.41	07/15/54	89,560	87,244
Daimler Trucks Retail Trust, Series 2024-1, Class A3	5.49	12/15/27	184,606	185,637
FirstKey Homes Trust, Series 2022-SFR2, Class A (a)	4.25	07/17/39	270,040	268,746
Ford Credit Auto Lease Trust, Series 2024-A, Class A3	5.06	05/15/27	16,604	16,607
Ford Credit Auto Owner Trust, Series 2024-D, Class A3	4.61	08/15/29	200,000	201,229
FRTKL Group, Inc., Series 2021-SFR1, Class A (a)	1.57	09/17/38	250,000	246,111
GLS Auto Select Receivables Trust, Series 2024-1A, Class A2 (a)	5.24	03/15/30	77,495	77,927
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3	5.09	03/22/27	90,290	90,347

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Asset-Backed Securities | 5.4% (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Gracie Point International Funding LLC, Series 2025-1A, Class A, (30 day USD SOFR Average + 1.50%) (a)(b)	5.18%	08/15/28	$340,000	$340,386
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3	5.21	08/15/28	376,378	378,896
John Deere Owner Trust, Series 2023-B, Class A3	5.18	03/15/28	71,632	71,944
Oportun Issuance Trust, Series 2021-B, Class A (a)	1.47	05/08/31	138,845	136,496
Progress Residential Trust, Series 2021-SFR8, Class A (a)	1.51	10/17/38	329,905	324,934
Progress Residential Trust, Series 2022-SFR3, Class A (a)	3.20	04/17/39	237,201	233,731
Progress Residential Trust, Series 2022-SFR3, Class B (a)	3.60	04/17/39	165,000	162,655
Progress Residential Trust, Series 2025-SFR1, Class B (a)	3.65	02/17/42	270,000	256,989
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3	5.63	11/15/28	51,618	51,707
SBA Small Business Investment Cos., Series 2023-10B, Class 1	5.69	09/10/33	253,760	262,943
SBA Tower Trust (a)	1.63	05/15/51	160,000	157,386
SBA Tower Trust (a)	6.60	11/15/52	210,000	213,551
SBA Tower Trust (a)	2.59	10/15/56	309,877	277,200
SCE Recovery Funding LLC, Series A-3	2.51	11/15/43	190,000	127,908
Subway Funding LLC, Series 2024-1A, Class A2II (a)	6.27	07/30/54	133,313	134,471
Switch ABS Issuer LLC, Series 2025-1A, Class A2 (a)	5.04	03/25/55	340,000	327,571
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3 (a)	5.29	06/20/50	170,000	169,103
Toyota Lease Owner Trust, Series 2025-A, Class A3 (a)	4.75	02/22/28	655,000	658,263
Tricon Residential Trust, Series 2024-SFR4, Class A (a)	4.30	11/17/41	222,104	217,598
Volkswagen Auto Lease Trust, Series 2024-A, Class A3	5.21	06/21/27	200,255	200,878
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3	4.63	07/20/29	300,000	302,007
Westgate Resorts LLC, Series 2024-1A, Class A (a)	6.06	01/20/38	227,091	229,797
Westgate Resorts LLC, Series 2024-1A, Class B (a)	6.56	01/20/38	190,189	192,510
Total Asset-Backed Securities (Cost $7,910,874)				7,859,510

Municipal Bonds | 0.8%

California | 0.8%
City of Chula Vista, CA, Revenue	2.91	06/01/45	255,000	177,456
City of Monterey Park, CA, Revenue, Series A	1.89	06/01/30	1,000,000	907,310
San Francisco City & County Airport Comm-San Francisco International Airport, CA, Revenue, Series C	3.35	05/01/51	100,000	68,730
Total California				1,153,496
Total Municipal Bonds (Cost $1,355,000)				1,153,496

Foreign Government Obligations | 0.4%

Korea Expressway Corp. (a)	5.00	05/14/27	660,000	665,957
Total Foreign Government Obligations (Cost $658,442)				665,957

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)

Money Market Fund | 2.3%
	Interest Rate / Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class (c)	3.60%	3,442,806	$3,442,806
Total Money Market Fund (Cost $3,442,806)			3,442,806
Total Investments in Securities (Cost $150,275,863) | 99.7%			$145,342,770
Other Assets less Liabilities 0.3%			374,383
Net Assets 100.0%			$145,717,153

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $19,587,602 and represents 13.4% of total net assets.

(b)	Variable rate security. Rate indicated is the rate in effect at March 31, 2026.
(c)	7-day yield at March 31, 2026.

CMT	- Constant Maturity Treasury
ICE	- Intercontinental Exchange
REMICS	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate

Portfolio of Investments | Intermediate Bond Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$50,673,994	$—	$50,673,994
Mortgage-Backed Securities	—	41,950,211	—	41,950,211
U.S. Government and Agency Obligations	—	39,596,796	—	39,596,796
Asset-Backed Securities	—	7,859,510	—	7,859,510
Municipal Bonds	—	1,153,496	—	1,153,496
Foreign Government Obligations	—	665,957	—	665,957
Money Market Fund	3,442,806	—	—	3,442,806
Total	$3,442,806	$141,899,964	$—	$145,342,770

Portfolio of Investments
Stock Index Fund | March 31, 2026 | (Unaudited)

	Cost	Value
Investment	$7,896,307	$280,866,502
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of March 31, 2026, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.54%. See  the Appendix for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
Value Fund | March 31, 2026 | (Unaudited)

Common Stocks | 98.5%
	Shares	Value
Communication Services | 8.5%
Entertainment
Walt Disney Co.	214,500	$20,673,510
Interactive Media & Services
Alphabet, Inc., Class C	126,220	36,207,469
Meta Platforms, Inc., Class A	46,400	26,546,832
Wireless Telecommunication Services
T-Mobile U.S., Inc.	34,800	7,309,044
Total Communication Services		90,736,855
Consumer Discretionary | 7.1%
Distributors
LKQ Corp.	169,500	4,978,215
Hotels, Restaurants & Leisure
McDonald's Corp.	70,297	21,847,605
Household Durables
PulteGroup, Inc.	120,100	14,124,961
Specialty Retail
Home Depot, Inc.	36,918	12,141,961
TJX Cos., Inc.	143,200	22,869,040
Total Consumer Discretionary		75,961,782
Consumer Staples | 3.9%
Consumer Staples Distribution & Retail
Walmart, Inc.	251,600	31,268,848
Household Products
Procter & Gamble Co.	73,500	10,616,340
Total Consumer Staples		41,885,188
Energy | 8.1%
Oil, Gas & Consumable Fuels
ConocoPhillips	187,000	24,684,000
Diamondback Energy, Inc.	75,800	14,992,482
Exxon Mobil Corp.	278,000	47,165,480
Total Energy		86,841,962
Financials | 19.1%
Banks
Bank of America Corp.	557,102	27,158,722
Citigroup, Inc.	252,639	28,651,789
JPMorgan Chase & Co.	163,991	48,239,593
Truist Financial Corp.	210,900	9,695,073
Capital Markets
Goldman Sachs Group, Inc.	32,974	27,895,674
Financial Services
Visa, Inc., Class A	74,898	22,637,172
Insurance
Allstate Corp.	76,084	15,775,257
Chubb Ltd.	72,238	23,544,531
Total Financials		203,597,811
Common Stocks | 98.5% (Continued)
	Shares	Value
Health Care | 14.6%
Biotechnology
AbbVie, Inc.	130,363	$28,352,649
Health Care Equipment & Supplies
Abbott Laboratories	153,456	15,755,328
Boston Scientific Corp. (a)	278,996	17,506,999
GE HealthCare Technologies, Inc.	261,300	18,599,334
Health Care Providers & Services
Cigna Group	55,714	14,861,709
UnitedHealth Group, Inc.	78,200	21,160,138
Pharmaceuticals
Bristol-Myers Squibb Co.	115,001	6,974,811
Merck & Co., Inc.	76,282	9,175,962
Royalty Pharma PLC, Class A	483,484	23,192,727
Total Health Care		155,579,657
Industrials | 19.6%
Aerospace & Defense
Boeing Co. (a)	117,300	23,346,219
Northrop Grumman Corp.	47,031	32,086,430
Electrical Equipment
Eaton Corp. PLC	67,787	24,245,376
Ground Transportation
CSX Corp.	383,882	15,758,356
Industrial Conglomerates
Honeywell International, Inc.	107,873	24,382,534
Machinery
Deere & Co.	54,600	30,756,180
Parker-Hannifin Corp.	41,922	37,530,251
Professional Services
CACI International, Inc., Class A (a)	26,400	14,358,168
TransUnion	100,900	6,981,271
Total Industrials		209,444,785
Information Technology | 9.0%
Communications Equipment
Motorola Solutions, Inc.	26,100	11,326,617
Semiconductors & Semiconductor Equipment
Lam Research Corp.	154,400	32,989,104
NXP Semiconductors NV	82,963	16,332,096
Qnity Electronics, Inc.	85,239	9,834,876
Software
Adobe, Inc. (a)	13,400	3,257,272
Microsoft Corp.	59,514	22,030,297
Total Information Technology		95,770,262

Portfolio of Investments | Value Fund | March 31, 2026 | (Unaudited) | (Continued)
Common Stocks | 98.5% (Continued)
	Shares	Value
Materials | 4.5%
Chemicals
DuPont de Nemours, Inc.	226,278	$10,363,533
Containers & Packaging
Avery Dennison Corp.	92,687	16,005,191
Metals & Mining
Freeport-McMoRan, Inc.	375,000	22,042,500
Total Materials		48,411,224
Real Estate | 2.1%
Specialized REITs
Crown Castle, Inc.	149,400	12,147,714
Digital Realty Trust, Inc.	54,401	9,803,604
Total Real Estate		21,951,318
Utilities | 2.0%
Multi-Utilities
Ameren Corp.	188,598	20,730,692
Total Utilities		20,730,692
Total Common Stocks (Cost $599,038,231)		1,050,911,536

Money Market Fund | 1.5%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)	16,093,370	$16,093,370
Total Money Market Fund (Cost $16,093,370)		16,093,370
Total Investments in Securities (Cost $615,131,601) | 100.0%		$1,067,004,906
Other Assets less Liabilities (0.0)%		(195,078)
Net Assets 100.0%		$1,066,809,828

(a)	Non-income producing.
(b)	7-day yield at March 31, 2026.

Portfolio of Investments | Value Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,050,911,536	$—	$—	$1,050,911,536
Money Market Fund	16,093,370	—	—	16,093,370
Total	$1,067,004,906	$—	$—	$1,067,004,906

Portfolio of Investments
Growth Fund | March 31, 2026 | (Unaudited)

Common Stocks | 99.2%
	Shares	Value
Communication Services | 13.5%
Entertainment
Netflix, Inc. (a)	62,662	$6,024,951
ROBLOX Corp., Class A (a)	66,473	3,759,713
Interactive Media & Services
Alphabet, Inc., Class A	98,677	28,375,558
Meta Platforms, Inc., Class A	22,304	12,760,788
Wireless Telecommunication Services
T-Mobile U.S., Inc.	5,934	1,246,318
Total Communication Services		52,167,328
Consumer Discretionary | 9.1%
Broadline Retail
Amazon.com, Inc. (a)	76,744	15,983,473
MercadoLibre, Inc. (a)	2,560	4,426,291
Sea Ltd., ADR (a)	37,523	3,107,279
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,100	4,631,352
Chipotle Mexican Grill, Inc. (a)	87,156	2,789,864
DoorDash, Inc., Class A (a)	27,155	4,077,323
Total Consumer Discretionary		35,015,582
Financials | 11.0%
Capital Markets
Tradeweb Markets, Inc., Class A	32,496	3,823,479
Financial Services
Adyen NV, ADR (a)	324,935	3,239,602
Block, Inc. (a)	176,484	10,620,807
Mastercard, Inc., Class A	24,110	12,046,803
Rocket Cos., Inc., Class A (a)	151,020	2,152,035
Visa, Inc., Class A	35,878	10,843,767
Total Financials		42,726,493
Health Care | 10.3%
Biotechnology
Argenx SE, ADR (a)	4,820	3,519,805
Natera, Inc. (a)	21,196	4,238,988
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	18,585	8,567,499
Stryker Corp.	16,745	5,502,240
Health Care Providers & Services
UnitedHealth Group, Inc.	20,525	5,553,860
Life Sciences Tools & Services
Danaher Corp.	17,232	3,267,187
Medpace Holdings, Inc. (a)	413	198,318
Pharmaceuticals
Eli Lilly & Co.	9,944	9,146,193
Total Health Care		39,994,090
Common Stocks | 99.2% (Continued)
	Shares	Value
Industrials | 3.9%
Aerospace & Defense
Boeing Co. (a)	17,431	$3,469,292
Howmet Aerospace, Inc.	29,311	6,755,013
StandardAero, Inc. (a)	83,159	2,147,997
Machinery
Ingersoll Rand, Inc.	34,598	2,771,992
Total Industrials		15,144,294
Information Technology | 51.4%
Communications Equipment
Arista Networks, Inc. (a)	57,047	7,004,231
Ciena Corp. (a)	9,701	3,766,219
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	51,429	6,498,054
Fabrinet (a)	6,169	3,217,257
IT Services
MongoDB, Inc. (a)	11,106	2,718,416
Shopify, Inc., Class A (a)	21,842	2,590,898
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	11,461	2,331,512
Broadcom, Inc.	64,296	19,900,255
Entegris, Inc.	36,463	4,274,922
Lattice Semiconductor Corp. (a)	49,341	4,576,871
NVIDIA Corp.	255,790	44,609,776
Tower Semiconductor Ltd. (a)	19,998	3,509,249
Software
AppLovin Corp., Class A (a)	5,879	2,339,842
Datadog, Inc., Class A (a)	27,957	3,300,324
Figma, Inc., Class A (a)	65,970	1,394,606
HubSpot, Inc. (a)	16,456	4,016,910
Intuit, Inc.	16,750	7,242,365
Microsoft Corp.	100,108	37,056,978
Samsara, Inc., Class A (a)	124,022	3,930,257
ServiceNow, Inc. (a)	43,948	4,594,763
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	29,825,908
Total Information Technology		198,699,613
Total Common Stocks (Cost $235,727,330)		383,747,400

Portfolio of Investments | Growth Fund | March 31, 2026 | (Unaudited) | (Continued)

Money Market Fund | 0.7%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)	2,748,452	$2,748,452
Total Money Market Fund (Cost $2,748,452)		2,748,452
Total Investments in Securities (Cost $238,475,782) | 99.9%		$386,495,852
Other Assets less Liabilities 0.1%		244,775
Net Assets 100.0%		$386,740,627

(a)	Non-income producing.
(b)	7-day yield at March 31, 2026.

ADR	- American Depositary Receipt

Portfolio of Investments | Growth Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$383,747,400	$—	$—	$383,747,400
Money Market Fund	2,748,452	—	—	2,748,452
Total	$386,495,852	$—	$—	$386,495,852

Portfolio of Investments
International Equity Fund | March 31, 2026 | (Unaudited)

Common Stocks | 97.2%
	Shares	Value
Britain | 16.9%
AstraZeneca PLC	7,124	$1,393,027
BAE Systems PLC	119,000	3,488,902
Compass Group PLC	64,229	1,792,048
Haleon PLC	542,598	2,685,314
Rio Tinto PLC	34,551	3,205,423
Shell PLC	109,971	5,093,313
Total Britain		17,658,027
Canada | 6.1%
Alimentation Couche-Tard, Inc.	36,463	2,066,787
Canadian National Railway Co.	13,795	1,417,712
Manulife Financial Corp.	82,659	2,847,401
Total Canada		6,331,900
Denmark | 1.5%
Genmab AS (a)	5,762	1,551,830
Total Unknown		1,551,830
France | 7.5%
Air Liquide SA	7,349	1,519,027
Dassault Systemes SE	40,043	810,640
L'Oreal SA	5,661	2,311,333
Safran SA	4,342	1,420,830
Schneider Electric SE	6,517	1,775,111
Total France		7,836,941
Germany | 5.5%
Allianz SE, Registered Shares	7,751	3,273,390
Infineon Technologies AG	32,284	1,464,600
Symrise AG	11,619	992,166
Total Germany		5,730,156
Hong Kong | 5.2%
AIA Group Ltd.	364,200	4,046,744
Techtronic Industries Co. Ltd.	107,000	1,420,984
Total Hong Kong		5,467,728
Ireland | 1.2%
Ryanair Holdings PLC, ADR	22,393	1,294,315
Total Ireland		1,294,315
Israel | 1.0%
NICE Ltd., ADR (a)	9,778	1,078,122
Total Israel		1,078,122
Japan | 19.0%
Chugai Pharmaceutical Co. Ltd.	57,000	3,143,461
Daifuku Co. Ltd.	48,300	1,705,427
Common Stocks | 97.2% (Continued)
	Shares	Value
Japan | 19.0% (Continued)
Disco Corp.	3,400	$1,385,783
Keyence Corp.	2,600	925,358
Lasertec Corp.	11,400	2,537,337
M3, Inc.	166,700	1,711,070
Obic Co. Ltd.	35,500	861,636
Recruit Holdings Co. Ltd.	32,300	1,407,309
Shionogi & Co. Ltd.	83,900	1,855,947
Sony Group Corp.	115,100	2,398,997
Sysmex Corp.	109,500	954,937
Unicharm Corp.	156,500	917,572
Total Japan		19,804,834
Netherlands | 5.0%
Adyen NV (a)(b)	1,512	1,513,286
ASML Holding NV	2,807	3,732,625
Total Netherlands		5,245,911
Republic of South Korea | 2.6%
Samsung Electronics Co. Ltd., GDR	941	2,721,073
Total Republic of South Korea		2,721,073
Singapore | 3.8%
DBS Group Holdings Ltd.	74,092	3,297,103
Sea Ltd., ADR (a)	7,463	618,011
Total Singapore		3,915,114
Spain | 4.3%
Amadeus IT Group SA	22,675	1,296,573
Banco Bilbao Vizcaya Argentaria SA	149,367	3,226,261
Total Spain		4,522,834
Sweden | 8.7%
Alfa Laval AB	45,700	2,499,786
Assa Abloy AB, Class B	39,426	1,425,166
Atlas Copco AB, Class A	71,275	1,257,777
Epiroc AB, Class A	73,930	1,819,922
Skandinaviska Enskilda Banken AB, Class A	115,466	2,133,685
Total Sweden		9,136,336
Switzerland | 5.3%
Novartis AG, Registered Shares	11,747	1,803,098
Roche Holding AG	7,356	2,935,712
Sonova Holding AG, Registered Shares	3,385	771,826
Total Switzerland		5,510,636

Portfolio of Investments | International Equity Fund | March 31, 2026 | (Unaudited) | (Continued)
Common Stocks | 97.2% (Continued)
	Shares	Value
Taiwan | 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,207	$3,787,406
Total Taiwan		3,787,406
Total Common Stocks (Cost $76,085,041)		101,593,163

Money Market Fund | 1.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (c)	1,549,194	1,549,194
Total Money Market Fund (Cost $1,549,194)		1,549,194
Total Investments in Securities (Cost $77,634,235) | 98.7%		$103,142,357
Other Assets less Liabilities 1.3%		1,310,575
Net Assets 100.0%		$104,452,932

(a)	Non-income producing.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $1,513,286 and represents 1.4% of total net assets.

(c)	7-day yield at March 31, 2026.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Portfolio of Investments | International Equity Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$13,109,754	$88,483,409	$—	$101,593,163
Money Market Fund	1,549,194	—	—	1,549,194
Total	$14,658,948	$88,483,409	$—	$103,142,357

Portfolio of Investments
Small-Company Stock Fund | March 31, 2026 | (Unaudited)

Common Stocks | 98.7%
	Shares	Value
Communication Services | 0.3%
Media
Magnite, Inc. (a)	43,900	$521,532
Total Communication Services		521,532
Consumer Discretionary | 12.9%
Broadline Retail
Savers Value Village, Inc. (a)	187,106	1,392,069
Diversified Consumer Services
Frontdoor, Inc. (a)	25,800	1,363,788
Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc. (a)	30,000	1,173,600
Planet Fitness, Inc., Class A (a)	11,500	855,370
Household Durables
KB Home	43,200	2,235,600
Leisure Equipment & Products
Malibu Boats, Inc., Class A (a)	48,200	1,249,344
YETI Holdings, Inc. (a)	81,200	2,971,108
Specialty Retail
National Vision Holdings, Inc. (a)	119,300	3,089,870
Valvoline, Inc. (a)	67,700	2,280,136
Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	118,300	6,583,395
Kontoor Brands, Inc.	36,300	2,551,527
Total Consumer Discretionary		25,745,807
Energy | 6.4%
Oil, Gas & Consumable Fuels
Matador Resources Co.	63,200	3,992,976
Northern Oil & Gas, Inc.	140,600	4,109,738
Permian Resources Corp., Class A	216,500	4,615,780
Total Energy		12,718,494
Financials | 15.8%
Banks
Atlantic Union Bankshares Corp.	139,492	4,985,444
Cullen/Frost Bankers, Inc.	25,400	3,481,832
Eastern Bankshares, Inc.	66,800	1,306,608
FB Financial Corp.	97,959	5,087,990
Glacier Bancorp, Inc.	112,416	5,021,623
Live Oak Bancshares, Inc.	34,100	1,127,687
Old National Bancorp	166,700	3,684,070
Valley National Bancorp	148,200	1,819,896
Consumer Finance
Encore Capital Group, Inc. (a)	20,283	1,422,244
Common Stocks | 98.7% (Continued)
	Shares	Value
Financials | 15.8% (Continued)
Insurance
Kinsale Capital Group, Inc.	10,526	$3,596,313
Total Financials		31,533,707
Health Care | 14.9%
Biotechnology
Bridgebio Pharma, Inc. (a)	5,900	438,134
Praxis Precision Medicines, Inc. (a)	3,300	1,063,227
Health Care Equipment & Supplies
Enovis Corp. (a)	106,576	2,424,604
Envista Holdings Corp. (a)	199,300	5,056,241
Globus Medical, Inc., Class A (a)	76,325	6,576,162
Integer Holdings Corp. (a)	40,670	3,578,960
IRhythm Holdings, Inc. (a)	13,300	1,569,666
Lantheus Holdings, Inc. (a)	37,900	2,874,715
Health Care Providers & Services
HealthEquity, Inc. (a)	40,200	3,359,514
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	5,750	2,761,093
Total Health Care		29,702,316
Industrials | 27.9%
Building Products
Hayward Holdings, Inc. (a)	280,900	3,758,442
Modine Manufacturing Co. (a)	22,800	4,940,988
Commercial Services & Supplies
Casella Waste Systems, Inc., Class A (a)	31,600	2,507,144
OPENLANE, Inc. (a)	175,600	5,118,740
Construction & Engineering
Sterling Infrastructure, Inc. (a)	9,600	3,909,792
Machinery
ESAB Corp.	49,376	4,772,684
Federal Signal Corp.	58,994	6,379,611
JBT Marel Corp.	30,900	3,951,183
SPX Technologies, Inc. (a)	7,200	1,439,568
Marine Transportation
Kirby Corp. (a)	36,000	4,783,680
Professional Services
CACI International, Inc., Class A (a)	9,471	5,150,993
Verra Mobility Corp. (a)	134,000	1,914,860
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	26,726	7,090,942
Total Industrials		55,718,627

Portfolio of Investments | Small-Company Stock Fund | March 31, 2026 | (Unaudited) | (Continued)
Common Stocks | 98.7% (Continued)
	Shares	Value
Information Technology | 14.2%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc.	22,462	$7,248,712
Itron, Inc. (a)	13,300	1,192,079
Plexus Corp. (a)	36,800	7,453,472
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	12,500	1,163,500
Rambus, Inc. (a)	13,000	1,118,390
Software
CCC Intelligent Solutions Holdings, Inc. (a)	374,000	2,244,000
Descartes Systems Group, Inc. (a)	69,370	4,964,117
Q2 Holdings, Inc. (a)	62,300	2,946,790
Total Information Technology		28,331,060
Materials | 4.3%
Chemicals
Avient Corp.	55,127	2,001,110
Element Solutions, Inc.	156,600	5,346,324
Metals & Mining
Coeur Mining, Inc. (a)	64,700	1,214,419
Total Materials		8,561,853
Common Stocks | 98.7% (Continued)
	Shares	Value
Real Estate | 2.0%
Real Estate Management & Development
Cushman & Wakefield Ltd. (a)	319,800	$3,920,748
Total Real Estate		3,920,748
Total Common Stocks (Cost $160,788,164)		196,754,144

Money Market Fund | 1.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)	2,689,994	2,689,994
Total Money Market Fund (Cost $2,689,994)		2,689,994
Total Investments in Securities (Cost $163,478,158) | 100.1%		$199,444,138
Other Assets less Liabilities (0.1)%		(125,463)
Net Assets 100.0%		$199,318,675

(a)	Non-income producing.
(b)	7-day yield at March 31, 2026.

Portfolio of Investments | Small-Company Stock Fund | March 31, 2026 | (Unaudited) | (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$196,754,144	$—	$—	$196,754,144
Money Market Fund	2,689,994	—	—	2,689,994
Total	$199,444,138	$—	$—	$199,444,138

Appendix
S&P 500 Index Master Portfolio